Taxation - Tax rates (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 01, 2008	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Statutory tax rate (as a percentage)			25.00%	25.00%	25.00%
PRC
Income Taxes [Line Items]
Statutory tax rate (as a percentage)		10.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)	10.00%
Reduced withholding tax rate for beneficial owner (as a percentage)	5.00%
PRC | Qianhai Juzi
Income Taxes [Line Items]
Statutory tax rate (as a percentage)			25.00%	15.00%	15.00%	15.00%
PRC | Shenzhen Lexin Software
Income Taxes [Line Items]
Statutory tax rate (as a percentage)			12.50%	10.00%
PRC | Shenzhen Dinsheng Computer Technology
Income Taxes [Line Items]
Statutory tax rate (as a percentage)			12.50%
PRC | Beihai Aurora, Guangxi
Income Taxes [Line Items]
Statutory tax rate (as a percentage)			15.00%
Tax exempt income rate (as a percent)			40.00%
Statutory tax rate (as a percentage) from 2018 to 2022			15.00%
PRC | Beihai Aurora
Income Taxes [Line Items]
Statutory tax rate (as a percentage) from 2018 to 2022			9.00%
Statutory tax rate (as a percentage) from 2023 to 2030			15.00%
Hong Kong
Income Taxes [Line Items]
Statutory tax rate (as a percentage)			16.50%
Assessable profits			$ 2
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)			8.25%
Online direct sales and services income | PRC | Maximum
Income Taxes [Line Items]
Value added tax rate (as a percent)			16.00%
Online direct sales and services income | PRC | Minimum
Income Taxes [Line Items]
Value added tax rate (as a percent)			13.00%
Premium membership fees, third-party sellers' commission fees, and financial services income | PRC
Income Taxes [Line Items]
Value added tax rate (as a percent)			6.00%